Net Financial Results	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Net Financial Results
29. NET FINANCIAL RESULTS

	2024		2023		2022
Financial income
Interest on cash and cash equivalents and investments in financial assets	45		221		252
Interest on trade receivables	75		98		55
Other financial income	14		15		13

Total financial income	134		334		320

Financial costs
Loan interest	(670)		(686)		(668)
Hydrocarbon well abandonment provision financial accretion	(342)	(1)	(259)		(174)
Other financial costs	(157)		(204)		(146)

Total financial costs	(1,169)		(1,149)		(988)

Other financial results
Exchange differences generated by loans	17		145		40
Exchange differences generated by cash and cash equivalents and investments in financial assets	(31)		(294)		(199)
Other exchange differences, net	84		1,474		700
Result on financial assets at fair value through profit or loss	232		289		118
Result from derivative financial instruments	(1)		7		(9)
Result from net monetary position	39		37		146
Export Increase Program (3)	3		22		-
Result from transactions with financial assets	(3)		32	(2)	-

Total other financial results	340		1,712		796

Total net financial results	(695)		897		128

(1)	Includes 215 corresponding to the financial accretion of liabilities directly associated with assets held for sale, see Notes 2.b.13) and 11.
(2)	Includes 19 corresponding to the adjustment for inflation of the fiscal year and (41) corresponding to the effect of the translation.
(3)	See Note 36.h).